Capital Management Investment Trust
                           105 North Washington Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                  800-525-3863

                                  April 7, 2000


VIA EDGAR
=========


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: Capital Management Investment Trust (the "Trust") (File No. 33-85242 and 811-08822); on behalf of the Trust's Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (the "Funds"), each a series of the Trust
         -----------------------------------------------------------------------


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and the statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A, which was filed electronically on March 31, 2000.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212.


Sincerely,

/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, Capital Management Investment Trust


CC:      Patsy Mengiste
         Asst. Branch Chief for Disclosure
         Division of Investment Management
         U.S. Securities and Exchange Commission
         450 Fifth Street, N.W.
         Mail Stop S-5
         Washington, DC  20549
         (202) 942-0632